Regulated Operations (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Sep. 30, 2014
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Current		$ 5,797	$ 3,752
Regulatory Assets, Noncurrent		80,018	71,638
Gas costs due from/to customers
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Current	[1]	1,700	0
Regulatory Liabilities, Current	[1]	22,600	16,200
Interruptible Sharing
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Current		3,300	3,400
Regulatory Liabilities, Current		2,600	0
Revenue normalization mechanisms for Maryland and Virginia
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Current		0	0
Regulatory Liabilities, Current		8,400	5,500
Plant Recovery Mechanisms
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Current		800	400
Regulatory Liabilities, Current		1,000	900
Total current
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Current		5,800	3,800
Regulatory Liabilities, Current		34,600	22,600
Accrued Asset Removal Costs
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent		0	0
Regulatory Liability, Noncurrent		325,500	327,400
Deferred Gas Costs
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1]	190,700	191,300
Regulatory Liability, Noncurrent		0	0
Other post-retirement benefit costs-trackers
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[2]	100	0
Regulatory Liability, Noncurrent		0	0
Deferred pension costs/income-trackers
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[2]	38,000	45,100
Regulatory Liability, Noncurrent		0	0
Unrecognized Pension Cost
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1],[3]	173,900	147,900
Regulatory Liability, Noncurrent		0	0
Unrecognized Other Post Retirement Benefits
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1],[3]	0	0
Regulatory Liability, Noncurrent	[1],[3]	104,400	86,400
Total pension and other post-retirement benefits
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent		212,000	193,000
Regulatory Liability, Noncurrent		104,400	86,400
Income tax-related amounts due from/to customers(d)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[4]	31,700	30,400
Regulatory Liability, Noncurrent	[4]	4,200	4,800
Losses/gains on issuance and extinguishments of debt and interest-rate derivative instruments(a)(e)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1],[5]	11,100	12,000
Regulatory Liability, Noncurrent	[1],[5]	1,600	1,700
Deferred gain on sale of assets(a)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent		0	0
Regulatory Liability, Noncurrent	[1]	1,400	1,400
Rights-of-way fees(a)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1]	1,600	1,500
Regulatory Liability, Noncurrent	[1]	0	0
Business process outsourcing and related costs (a)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1]	2,700	1,000
Regulatory Liability, Noncurrent		0	0
Nonretirement postemployment benefits(a)(f)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1],[6]	18,900	16,300
Regulatory Liability, Noncurrent		0	0
Deferred integrity management expenditures(a)(g)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1],[7]	5,100	2,700
Regulatory Liability, Noncurrent		0	0
Recoverable portion of abandoned LNG facility(a)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1]	5,000	5,600
Regulatory Liability, Noncurrent		0	0
Environmental response costs
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1],[8]	1,800	600
Regulatory Liability, Noncurrent	[8]	0	0
Other regulatory expenses(a)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent	[1]	2,100	1,500
Regulatory Liability, Noncurrent	[1]	9,900	9,700
Total other
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent		80,000	71,600
Regulatory Liability, Noncurrent		17,100	17,600
Total deferred
Public Utilities, General Disclosures [Line Items]
Regulatory Assets, Noncurrent		482,700	455,900
Regulatory Liability, Noncurrent		447,000	431,400
Total
Public Utilities, General Disclosures [Line Items]
Regulatory Assets		488,500	459,700
Regulatory Liabilities		$ 481,600	$ 454,000

[1]	Washington Gas does not earn its overall rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.
[2]	Relates to the District of Columbia jurisdiction.
[3]	Refer to Note 10-Pension and Other Post-Retirement Benefit Plans for a further discussion of these amounts.
[4]	This balance represents amounts due from customers for deferred tax liabilities related to tax benefits on deduction flowed directly to customers prior to the adoption of income tax normalization for ratemaking purposes.
[5]	The losses or gains on the issuance and extinguishment of debt and interest-rate derivative instruments include unamortized balances from transactions executed in prior fiscal years. These transactions create gains and losses that are amortized over the remaining life of the debt as prescribed by regulatory accounting requirements.
[6]	Represents the timing difference between the recognition of workers compensation and short-term disability costs in accordance with generally accepted accounting principles and the way these costs are recovered through rates.
[7]	This balance represents amounts for deferred expenditures associated with Washington Gas’ Distribution Integrity Management Program (DIMP) in Virginia.
[8]	This balance represents allowed remediation expenditures at Washington Gas sites to be recovered through rates for Maryland and the District of Columbia. The recovery period is over several years.